Equity-Based Compensation (Details) - Schedule of Stock Option Activity - Equity Option [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Balance beginning	446,559	1,574,892	1,830,000
Weighted Average Exercise Price, Balance beginning	$ 8.88	$ 9.67	$ 9.86
Weighted Average Remaining Contract Term	8 years 29 days		8 years 2 months 4 days
Number of Options, Granted		1,500,000	701,893
Weighted Average Exercise Price, Granted		$ 0.5	$ 3.37
Weighted Average Remaining Contract Term, Granted		5 years	10 years
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Contract Term, Exercised
Number of Options, Forfeited		(2,628,333)	(957,001)
Weighted Average Exercise Price, Forfeited
Weighted Average Remaining Contract Term, Forfeited
Number of Options, Balance ending		446,559	1,574,892
Weighted Average Exercise Price, Balance ending	$ 8.88	$ 8.88	$ 9.67
Weighted Average Remaining Contract Term, Balance ending		8 years 29 days	8 years 11 months 8 days
Number of Options, Exercisable	71,559	71,559
Weighted Average Exercise Price, Exercisable	$ 3.03	$ 3.03
Weighted Average Remaining Contract Term, Exercisable	8 years 5 months 1 day	8 years 8 months 1 day